Share-Based Payments - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Share Options Outstanding [Line Items]
Share options	8,000,000	8,000,000	8,490,000	13,506,120	12,879,720
Weighted average remaining contractual life of options outstanding at end of period	2 years 7 months 2 days	2 years 7 months 2 days	1 year 6 months 29 days	8 months 15 days
2020-10-29 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Apr. 14, 2024	Apr. 14, 2024
Exercise price (in Dollars per share)		$ 0.12
Share options				7,900,000
2021-10-26 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Oct. 26, 2025	Oct. 26, 2025
Exercise price (in Dollars per share)		$ 0.25
Share options			500,000	500,000
2022-06-27 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 27, 2026	Jun. 27, 2026
Exercise price (in Dollars per share)		$ 0.12
Share options			1,430,000	1,430,000
2023-11-21 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Nov. 21, 2027	Nov. 21, 2027
Exercise price (in Dollars per share)		$ 0.25
Share options	1,000,000	1,000,000	1,000,000	1,000,000
2024-11-18 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Aug. 20, 2028	Aug. 20, 2028
Exercise price (in Dollars per share)		$ 0.145
Share options	2,000,000	2,000,000	2,000,000
2024-11-18 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jun. 19, 2028	Jun. 19, 2028
Exercise price (in Dollars per share)		$ 0.13
Share options	1,000,000	1,000,000	1,000,000
2025-11-11 [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Oct. 03, 2029	Oct. 03, 2029
Exercise price (in Dollars per share)	$ 0.11
Share options	4,000,000	4,000,000
Warrants [Member] | 2019-05-23 (warrants) [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 16, 2024	Jul. 16, 2024
Exercise price (in Dollars per share)	$ 0.125
Share options				116,120
Warrants [Member] | 2019-07-16 (warrants) [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	May 23, 2024	May 23, 2024
Exercise price (in Dollars per share)	$ 0.125
Share options
Warrants [Member] | 2020-07-24 (warrants) [Member]
Schedule of Share Options Outstanding [Line Items]
Expiry date	Jul. 21, 2025	Jul. 21, 2025
Exercise price (in Dollars per share)	$ 0.5859
Share options			2,560,000	2,560,000